Summary of significant accounting policies - Fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Assets
Crypto assets	$ 5,078,444
Liabilities
Fair value, Asset, Into or out of level 3	0	$ 0
Fair value, Liabilities, Into or out of level 3	0	$ 0
Fair Value, liabilities, Level 1 to Level 2 transfers	0
Fair Value, liabilities, Level 2 to Level 1 transfers	0
Recurring
Assets
Crypto assets	5,078,444
Liabilities
Convertible debentures	(10,624,818)
Recurring | Level 1
Assets
Crypto assets	5,078,444
Recurring | Level 3
Liabilities
Convertible debentures	$ (10,624,818)